Annual Total Returns (Vanguard Total Stock Market Index Fund - Signal Shares Participant:) (Vanguard Total Stock Market Index Fund, Vanguard Total Stock Market Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Annual Total Return
2012	16.39%
2011	1.09%
2010	17.23%
2009	28.85%
2008	(36.99%)
2007	5.55%